Note 5 - Cash and Cash Equivalents (Details Textual)	Dec. 31, 2025	Dec. 31, 2024
Bottom of range [member]
Statement Line Items [Line Items]
Time deposits, interest rate percentage	1.38%	0.00%
Top of range [member]
Statement Line Items [Line Items]
Time deposits, interest rate percentage	1.64%	18.00%